Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
7.	Commitments and contingent liabilities

The Parent entered into an operating lease agreement for its facilities in Israel until June 2020, while maintaining the right to terminate the lease agreement under certain conditions during its term. To secure its obligation under the lease agreement, the Parent provided bank guarantees in the amount of $26 thousands. The lease expenses for those facilities for the years ended December 31, 2016, 2015 and 2014 amounted to $100 thousands, $104 thousands, and $120 thousands, respectively.

The Subsidiary entered into short-term operating lease agreements for office facilities in New Haven, CT and in Doylestown, PA. The combined lease expenses for those facilities for the years ended December 31, 2016 and 2015 amounted to $80 thousands and $36 thousands, respectively. The Subsidiary terminated both lease agreements during October, 2016.

The Parent entered into an operating lease agreement for certain vehicles provided to its employees until 2019. To secure its obligation under the lease agreement, the Parent provided a cash deposits in the total amount of $13 thousands, of which $11 thousands were classified as long-term assets and $2 thousand as part of prepaid expenses. The vehicles lease expenses for the years ended December 31, 2016, 2015 and 2014 amounted to $46 thousands, $43 thousands and $25 thousands, respectively.

Future minimum non-cancelable payments under these lease agreements as of December 31, 2016, are as follows:

December 31,
2016
U.S. dollars in thousands

2017	$113
2018	75
$188

As permitted under Israeli law, the Parent indemnifies its officers, directors, and employees for certain events or occurrences that happen by reason of the relationship with, or position held at, the Company. Through December 31, 2016, the Company had not experienced any losses related to these indemnification obligations, and no claims were outstanding. The Company does not expect significant claims related to these indemnification obligations and, consequently, concluded that the fair value of these obligations is negligible, and no related reserves were established.